Condensed Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2026
Condensed Financial Information of the Parent Company [Abstract]
Condensed financial information of the parent company
17.	Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for The Company to disclose the financial statements for the parent Company.

Condensed Balance Sheets

	As of June 30,
	2025	2026
	RMB	RMB
Current assets
Cash	-	53,949
Prepaid expenses and other current assets	-	101,918,473
Due from related parties	-	1,500,000
Total current assets	-	103,472,422

Non-current assets
Investments in subsidiaries	45,921,022	-
Total non-current asset	45,921,022	-

Total assets	45,921,022	103,472,422

LIABILITIES AND SHAREHOLDERS’ EQUITY

Shareholders’ equity
Class A ordinary shares (par value of US$0.00001 per share; 4,980,000,000 Class A ordinary shares authorized, 12,650,000 Class A ordinary shares issued and outstanding as of June 30, 2025, par value of US$0.0004 per share; 1,900,000,000 Class A ordinary shares authorized, 1,161,276 Class A ordinary shares issued and outstanding as of June 30, 2026)	906	3,152
Class B ordinary shares (par value of US$0.00001 per share; 20,000,000 Class B ordinary shares authorized, 1,300,000 Class B ordinary shares issued and outstanding as of June 30, 2025, par value of US$0.0004 per share; 100,000,000 Class B ordinary shares authorized, 32,500 Class B ordinary shares issued and outstanding as of June 30, 2026)	94	94
Subscription receivable	(725)	(725)
Additional paid-in capital	185,821,560	244,260,303
Accumulated deficit	(139,900,813)	(140,790,402)
Total shareholders’ equity	45,921,022	103,472,422

TOTAL LIABILITIES AND SHAREHOLDERS’ EQITY	45,921,022	103,472,422

Condensed Statements of operations and comprehensive income

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Operating profit:
Equity in profit/(loss) of subsidiaries	11,209,523	(130,831,274)	(28,745,427)

Profit/(loss) before income tax expenses	11,209,523	(130,831,274)	(28,745,427)
Income tax expenses	-	-	-
Net profit/(loss)	11,209,523	(130,831,274)	(28,745,427)

Condensed Statements of Cash Flows

	For the years ended June 30,
	2025	2026
	RMB	RMB

Net cash used in operating activities	-	(63,236,136)
Net cash provided by financing activities	-	63,290,085
Net increase in cash and cash equivalents	-	53,949
Cash and cash equivalents at the beginning of the periods presented	-	-
Cash and cash equivalents at the end of the periods presented	-	53,949